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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.9%
Issuer	Shares	Value ($)
Consumer Discretionary 23.6%
Diversified Consumer Services 2.0%
New Oriental Education & Technology Group, Inc., ADR(a)	1,191,720	84,004,343
Hotels, Restaurants & Leisure 5.1%
Domino’s Pizza, Inc.	300,006	63,460,269
Starbucks Corp.	2,602,000	151,722,620
Total		215,182,889
Internet & Direct Marketing Retail 8.5%
Amazon.com, Inc.(a)	187,296	181,302,528
Priceline Group, Inc. (The)(a)	96,090	179,738,267
Total		361,040,795
Specialty Retail 4.0%
Tractor Supply Co.	1,578,230	85,555,848
Ulta Beauty, Inc.(a)	286,807	82,411,124
Total		167,966,972
Textiles, Apparel & Luxury Goods 4.0%
Nike, Inc., Class B	2,846,250	167,928,750
Total Consumer Discretionary		996,123,749
Consumer Staples 4.9%
Beverages 2.1%
Monster Beverage Corp.(a)	1,738,625	86,374,890
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	750,356	120,004,435
Total Consumer Staples		206,379,325
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Pioneer Natural Resources Co.	751,060	119,854,155
Total Energy		119,854,155
Financials 6.0%
Capital Markets 6.0%
Charles Schwab Corp. (The)	2,935,183	126,095,461
Intercontinental Exchange, Inc.	1,904,316	125,532,511
Total		251,627,972
Total Financials		251,627,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 27.6%
Biotechnology 13.8%
Alexion Pharmaceuticals, Inc.(a)	1,145,592	139,384,179
Celgene Corp.(a)	972,229	126,263,380
Intercept Pharmaceuticals, Inc.(a)	778,203	94,217,037
Shire PLC, ADR	604,619	99,925,382
Vertex Pharmaceuticals, Inc.(a)	965,976	124,485,327
Total		584,275,305
Health Care Equipment & Supplies 5.8%
DexCom, Inc.(a)	1,637,063	119,751,158
Edwards Lifesciences Corp.(a)	1,063,073	125,697,752
Total		245,448,910
Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	496,089	91,984,823
Life Sciences Tools & Services 2.8%
Illumina, Inc.(a)	693,588	120,351,390
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co.	2,257,171	125,769,568
Total Health Care		1,167,829,996
Industrials 2.6%
Electrical Equipment 2.6%
Acuity Brands, Inc.	530,740	107,888,827
Total Industrials		107,888,827
Information Technology 32.4%
Electronic Equipment, Instruments & Components 1.5%
Cognex Corp.	752,359	63,875,279
Internet Software & Services 9.7%
Alibaba Group Holding Ltd., ADR(a)	1,193,105	168,108,495
Facebook, Inc., Class A(a)	1,077,329	162,655,132
MercadoLibre, Inc.	312,293	78,348,068
Total		409,111,695
IT Services 3.7%
Visa, Inc., Class A	1,691,936	158,669,758
Semiconductors & Semiconductor Equipment 3.7%
NVIDIA Corp.	1,075,263	155,440,019

Columbia Select Large Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 13.8%
Activision Blizzard, Inc.	2,321,676	133,658,887
Adobe Systems, Inc.(a)	906,248	128,179,717
Salesforce.com, Inc.(a)	1,472,584	127,525,775
ServiceNow, Inc.(a)	885,608	93,874,448
Splunk, Inc.(a)	1,756,709	99,939,175
Total		583,178,002
Total Information Technology		1,370,274,753
Total Common Stocks (Cost $2,886,835,788)		4,219,978,777

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	12,585,491	12,585,491
Total Money Market Funds (Cost $12,584,233)		12,585,491
Total Investments (Cost: $2,899,420,021)		4,232,564,268
Other Assets & Liabilities, Net		(8,146,032)
Net Assets		4,224,418,236

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	116,271,746	451,804,343	(555,490,598)	12,585,491	9,245	86,029	12,585,491
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At June 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,899,420,000	1,416,793,000	(83,649,000)	1,333,144,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	996,123,749	—	—	—	996,123,749
Consumer Staples	206,379,325	—	—	—	206,379,325
Energy	119,854,155	—	—	—	119,854,155
Financials	251,627,972	—	—	—	251,627,972
Health Care	1,167,829,996	—	—	—	1,167,829,996
Industrials	107,888,827	—	—	—	107,888,827
Information Technology	1,370,274,753	—	—	—	1,370,274,753
Total Common Stocks	4,219,978,777	—	—	—	4,219,978,777
Money Market Funds	—	—	—	12,585,491	12,585,491
Total Investments	4,219,978,777	—	—	12,585,491	4,232,564,268
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 17.4%
Automobiles —%
Thor Industries, Inc.	60	6,271
Distributors 0.2%
Pool Corp.	36,310	4,268,967
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B	636	381,377
New Oriental Education & Technology Group, Inc., ADR(a)	263,110	18,546,624
Service Corp. International	67,975	2,273,764
ServiceMaster Global Holdings, Inc.(a)	10,800	423,252
Total		21,625,017
Hotels, Restaurants & Leisure 4.8%
Aramark	32,400	1,327,752
Choice Hotels International, Inc.	52,270	3,358,347
Domino’s Pizza, Inc.	100,051	21,163,788
Hilton Worldwide Holdings, Inc.	25,060	1,549,961
Las Vegas Sands Corp.	27,325	1,745,794
Marriott International, Inc., Class A	39,650	3,977,291
McDonald’s Corp.	68,630	10,511,371
Six Flags Entertainment Corp.	490	29,209
Starbucks Corp.	573,854	33,461,427
Vail Resorts, Inc.	19,930	4,042,402
Wyndham Worldwide Corp.	13,436	1,349,109
Yum China Holdings, Inc.(a)	344,799	13,595,425
Yum! Brands, Inc.	324,184	23,911,812
Total		120,023,688
Household Durables 0.1%
Leggett & Platt, Inc.	15,250	801,083
Tupperware Brands Corp.	33,675	2,364,995
Total		3,166,078
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.(a)	145,746	141,082,128
Netflix, Inc.(a)	49,002	7,321,389
Priceline Group, Inc. (The)(a)	18,642	34,870,234
Total		183,273,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.5%
AMC Networks, Inc., Class A(a)	59,125	3,157,866
Cable One, Inc.	636	452,132
Cinemark Holdings, Inc.	30,415	1,181,623
Comcast Corp., Class A	2,420	94,186
DISH Network Corp., Class A(a)	6,375	400,095
Madison Square Garden Co. (The), Class A(a)	15,220	2,996,818
Walt Disney Co. (The)	38,034	4,041,113
Total		12,323,833
Specialty Retail 1.9%
Home Depot, Inc. (The)	32,399	4,970,006
Tractor Supply Co.	348,900	18,913,869
Ulta Beauty, Inc.(a)	80,670	23,179,718
Total		47,063,593
Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc.	62,955	5,599,847
Coach, Inc.	14,135	669,151
Nike, Inc., Class B	614,806	36,273,554
Total		42,542,552
Total Consumer Discretionary		434,293,750
Consumer Staples 8.5%
Beverages 4.2%
Coca-Cola Co. (The)	810,602	36,355,500
Monster Beverage Corp.(a)	1,245,346	61,868,789
PepsiCo, Inc.	58,593	6,766,905
Total		104,991,194
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	151,498	24,229,075
Food Products 1.4%
Blue Buffalo Pet Products, Inc.(a)	18,990	433,162
Danone SA, ADR	2,089,487	31,425,884
General Mills, Inc.	15,900	880,860
Hershey Co. (The)	12,070	1,295,956
McCormick & Co., Inc.	5,083	495,643
Post Holdings, Inc.(a)	2,361	183,332
Total		34,714,837

Multi-Manager Growth Strategies Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.2%
Clorox Co. (The)	10,800	1,438,992
Energizer Holdings, Inc.	34,325	1,648,287
Procter & Gamble Co. (The)	317,110	27,636,136
Total		30,723,415
Tobacco 0.7%
Altria Group, Inc.	188,854	14,063,958
Philip Morris International, Inc.	24,054	2,825,142
Total		16,889,100
Total Consumer Staples		211,547,621
Energy 1.5%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	253,628	16,698,867
Oil, Gas & Consumable Fuels 0.8%
Pioneer Natural Resources Co.	135,460	21,616,707
Total Energy		38,315,574
Financials 5.3%
Banks 0.1%
First Hawaiian, Inc.	61,555	1,884,814
Capital Markets 4.4%
Artisan Partners Asset Management, Inc., Class A	51,150	1,570,305
CBOE Holdings, Inc.	38,751	3,541,841
Charles Schwab Corp. (The)	715,400	30,733,584
Eaton Vance Corp.	34,325	1,624,259
Factset Research Systems, Inc.	96,085	15,967,405
Federated Investors, Inc., Class B	16,195	457,509
Intercontinental Exchange, Inc.	432,854	28,533,736
SEI Investments Co.	493,585	26,545,001
Total		108,973,640
Consumer Finance 0.5%
American Express Co.	163,953	13,811,401
Insurance 0.3%
Aon PLC	52,760	7,014,442
Arthur J Gallagher & Co.	11,010	630,323
Hanover Insurance Group, Inc. (The)	6,988	619,346
Total		8,264,111
Total Financials		132,933,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 20.5%
Biotechnology 8.0%
AbbVie, Inc.	59,725	4,330,660
Alexion Pharmaceuticals, Inc.(a)	252,850	30,764,259
Alkermes PLC(a)	9,930	575,642
Amgen, Inc.	132,774	22,867,666
BioMarin Pharmaceutical, Inc.(a)	510	46,318
Celgene Corp.(a)	282,697	36,713,859
Exelixis, Inc.(a)	45,290	1,115,493
Incyte Corp.(a)	1,580	198,938
Intercept Pharmaceuticals, Inc.(a)	183,966	22,272,764
Ionis Pharmaceuticals, Inc.(a)	4,780	243,159
Regeneron Pharmaceuticals, Inc.(a)	59,969	29,453,175
Shire PLC, ADR	119,238	19,706,464
Vertex Pharmaceuticals, Inc.(a)	241,635	31,139,502
Total		199,427,899
Health Care Equipment & Supplies 4.2%
ABIOMED, Inc.(a)	3,810	545,973
Baxter International, Inc.	67,845	4,107,336
Becton Dickinson and Co.	60,490	11,802,204
Boston Scientific Corp.(a)	100,020	2,772,555
Cooper Companies, Inc. (The)	17,346	4,152,979
CR Bard, Inc.	10,165	3,213,258
Danaher Corp.	16,735	1,412,267
DexCom, Inc.(a)	273,481	20,005,135
Edwards Lifesciences Corp.(a)	256,069	30,277,599
IDEXX Laboratories, Inc.(a)	1,350	217,917
Intuitive Surgical, Inc.(a)	1,271	1,188,855
Medtronic PLC	4,740	420,675
Varex Imaging Corp.(a)	8,573	289,767
Varian Medical Systems, Inc.(a)	215,387	22,225,785
West Pharmaceutical Services, Inc.	19,860	1,877,167
Total		104,509,472
Health Care Providers & Services 1.6%
Aetna, Inc.	8,259	1,253,964
AmerisourceBergen Corp.	17,906	1,692,654
Cardinal Health, Inc.	17,830	1,389,314
Centene Corp.(a)	66,915	5,345,170

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CIGNA Corp.	1,170	195,846
DaVita, Inc.(a)	490	31,733
HCA Healthcare, Inc.(a)	8,756	763,523
UnitedHealth Group, Inc.	152,214	28,223,520
WellCare Health Plans, Inc.(a)	100	17,956
Total		38,913,680
Health Care Technology 0.9%
Cerner Corp.(a)	339,390	22,559,253
Veeva Systems Inc., Class A(a)	18,512	1,134,971
Total		23,694,224
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	68,609	4,069,200
Bio-Techne Corp.	6,988	821,090
Bruker Corp.	22,250	641,690
Illumina, Inc.(a)	143,019	24,816,657
Mettler-Toledo International, Inc.(a)	3,334	1,962,192
QIAGEN NV	37,766	1,266,294
Quintiles IMS Holdings, Inc.(a)	22,950	2,054,025
Thermo Fisher Scientific, Inc.	2,800	488,516
Waters Corp.(a)	2,300	422,832
Total		36,542,496
Pharmaceuticals 4.3%
Allergan PLC	11,190	2,720,177
Bristol-Myers Squibb Co.	670,854	37,379,985
Eli Lilly & Co.	15,256	1,255,569
Johnson & Johnson	2,800	370,412
Merck & Co., Inc.	190,831	12,230,359
Mylan NV(a)	8,275	321,235
Novartis AG, ADR	232,109	19,374,138
Novo Nordisk A/S, ADR	678,116	29,084,395
Zoetis, Inc.	66,270	4,133,923
Total		106,870,193
Total Health Care		509,957,964
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.4%
Aerospace & Defense 0.2%
BWX Technologies, Inc.	47,025	2,292,469
Hexcel Corp.	45,750	2,415,142
Northrop Grumman Corp.	100	25,671
Total		4,733,282
Air Freight & Logistics 2.0%
Expeditors International of Washington, Inc.	475,908	26,879,284
United Parcel Service, Inc., Class B	219,536	24,278,486
Total		51,157,770
Airlines 0.1%
Southwest Airlines Co.	42,760	2,657,106
Building Products 0.2%
Allegion PLC	14,120	1,145,415
AO Smith Corp.	50,825	2,862,972
Total		4,008,387
Commercial Services & Supplies 0.2%
KAR Auction Services, Inc.	74,975	3,146,701
Waste Management, Inc.	32,535	2,386,442
Total		5,533,143
Electrical Equipment 1.1%
Acuity Brands, Inc.	136,081	27,662,546
Industrial Conglomerates 0.3%
3M Co.	19,479	4,055,333
General Electric Co.	880	23,769
Honeywell International, Inc.	23,505	3,132,981
Total		7,212,083
Machinery 1.7%
Cummins, Inc.	2,923	474,169
Deere & Co.	300,723	37,166,356
Fortive Corp.	1,925	121,949
Graco, Inc.	41,927	4,581,782
Illinois Tool Works, Inc.	8,259	1,183,102
Toro Co. (The)	1,250	86,612
Total		43,613,970

Multi-Manager Growth Strategies Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	24,776	2,679,525
IHS Markit Ltd.(a)	44,400	1,955,376
Total		4,634,901
Road & Rail —%
Landstar System, Inc.	4,967	425,175
Union Pacific Corp.	416	45,307
Total		470,482
Trading Companies & Distributors 0.4%
HD Supply Holdings, Inc.(a)	55,275	1,693,073
MSC Industrial Direct Co., Inc., Class A	15,247	1,310,632
Watsco, Inc.	39,280	6,056,976
Total		9,060,681
Total Industrials		160,744,351
Information Technology 37.8%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,337,945	41,877,679
CommScope Holding Co., Inc.(a)	23,525	894,656
F5 Networks, Inc.(a)	22,234	2,825,052
Harris Corp.	3,812	415,813
Juniper Networks, Inc.	23,525	655,877
Motorola Solutions, Inc.	34,430	2,986,458
Total		49,655,535
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	710	52,412
Cognex Corp.	167,386	14,211,072
Keysight Technologies, Inc.(a)	6,375	248,179
National Instruments Corp.	50,665	2,037,746
Total		16,549,409
Internet Software & Services 12.5%
Alibaba Group Holding Ltd., ADR(a)	629,284	88,666,115
Alphabet, Inc., Class A(a)	42,907	39,889,780
Alphabet, Inc., Class C(a)	43,355	39,397,989
eBay, Inc.(a)	61,000	2,130,120
Facebook, Inc., Class A(a)	823,468	124,327,199
MercadoLibre, Inc.	72,090	18,085,939
Total		312,497,142
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.0%
Accenture PLC, Class A	22,234	2,749,901
Alliance Data Systems Corp.	3,609	926,394
Automatic Data Processing, Inc.	98,381	10,080,117
Booz Allen Hamilton Holdings Corp.	124,525	4,052,043
CoreLogic, Inc.(a)	17,175	745,052
DST Systems, Inc.	58,220	3,592,174
Euronet Worldwide, Inc.(a)	41,927	3,663,162
FleetCor Technologies, Inc.(a)	3,613	521,031
Global Payments, Inc.	2,070	186,962
International Business Machines Corp.	10,889	1,675,055
Jack Henry & Associates, Inc.	28,587	2,969,332
MasterCard, Inc., Class A	52,092	6,326,573
Paychex, Inc.	20,350	1,158,729
PayPal Holdings, Inc.(a)	17,175	921,782
Sabre Corp.	52,100	1,134,217
Teradata Corp.(a)	100,300	2,957,847
Total System Services, Inc.	13,350	777,638
Vantiv, Inc., Class A(a)	22,750	1,440,985
Visa, Inc., Class A	834,060	78,218,147
Total		124,097,141
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.(a)	20,010	249,725
Analog Devices, Inc.	54,326	4,226,563
Applied Materials, Inc.	21,375	883,001
Broadcom Ltd.	44,684	10,413,606
Intel Corp.	29,875	1,007,983
KLA-Tencor Corp.	15,247	1,395,253
Lam Research Corp.	691	97,728
Maxim Integrated Products, Inc.	4,450	199,805
NVIDIA Corp.	308,829	44,644,320
QUALCOMM, Inc.	554,105	30,597,678
Skyworks Solutions, Inc.	13,976	1,340,997
Texas Instruments, Inc.	27,952	2,150,347
Xilinx, Inc.	71,930	4,626,538
Total		101,833,544

4	Multi-Manager Growth Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.7%
Activision Blizzard, Inc.	525,088	30,229,316
Adobe Systems, Inc.(a)	193,017	27,300,324
Autodesk, Inc.(a)	346,685	34,952,782
Citrix Systems, Inc.(a)	24,108	1,918,515
Dell Technologies, Inc. - VMware, Inc., Class V(a)	7,920	483,991
Electronic Arts, Inc.(a)	35,163	3,717,432
Fortinet, Inc.(a)	2,150	80,496
Intuit, Inc.	38,932	5,170,559
Manhattan Associates, Inc.(a)	5,725	275,144
Microsoft Corp.	761,047	52,458,970
Nuance Communications, Inc.(a)	116,430	2,027,046
Oracle Corp.	929,316	46,595,904
PTC, Inc.(a)	1,200	66,144
Salesforce.com, Inc.(a)	325,401	28,179,727
ServiceNow, Inc.(a)	259,350	27,491,100
Splunk, Inc.(a)	388,715	22,113,996
Symantec Corp.	305,575	8,632,494
Synopsys, Inc.(a)	1,000	72,930
Take-Two Interactive Software, Inc.(a)	19,880	1,458,794
Total		293,225,664
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	300,677	43,303,502
NCR Corp.(a)	32,460	1,325,666
Total		44,629,168
Total Information Technology		942,487,603
Materials 0.9%
Chemicals 0.3%
Eastman Chemical Co.	4,447	373,504
Ecolab, Inc.	5,530	734,107
FMC Corp.	15,205	1,110,725
GCP Applied Technologies(a)	4,042	123,281
PPG Industries, Inc.	13,087	1,439,047
Scotts Miracle-Gro Co. (The), Class A	37,578	3,361,728
Total		7,142,392
Construction Materials —%
Eagle Materials, Inc.	2,642	244,174
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.6%
AptarGroup, Inc.	62,863	5,460,280
Avery Dennison Corp.	29,222	2,582,348
Bemis Co., Inc.	19,660	909,275
Crown Holdings, Inc.(a)	20,880	1,245,701
Graphic Packaging Holding Co.	265,010	3,651,838
International Paper Co.	9,365	530,152
Sealed Air Corp.	9,550	427,458
Silgan Holdings, Inc.	31,800	1,010,604
Total		15,817,656
Total Materials		23,204,222
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.7%
American Tower Corp.	2,280	301,690
Care Capital Properties, Inc.	108,220	2,889,474
Empire State Realty Trust, Inc., Class A	23,560	489,341
Equinix, Inc.	8,228	3,531,129
Equity LifeStyle Properties, Inc.	21,599	1,864,858
Healthcare Trust of America, Inc., Class A	91,700	2,852,787
Lamar Advertising Co., Class A	2,346	172,595
Life Storage, Inc.	9,599	711,286
Senior Housing Properties Trust	39,953	816,639
Tanger Factory Outlet Centers, Inc.	110,730	2,876,765
Total		16,506,564
Total Real Estate		16,506,564
Telecommunication Services —%
Diversified Telecommunication Services —%
Zayo Group Holdings, Inc.(a)	7,670	237,003
Total Telecommunication Services		237,003
Total Common Stocks (Cost $2,080,390,103)		2,470,228,618

Multi-Manager Growth Strategies Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2017 (Unaudited)
Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	23,978,439	23,978,439
Total Money Market Funds (Cost $23,977,668)		23,978,439
Total Investments (Cost: $2,104,367,771)		2,494,207,057
Other Assets & Liabilities, Net		(554,635)
Net Assets		2,493,652,422
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	36,252,202	254,804,319	(267,078,082)	23,978,439	1,216	68,581	23,978,439
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At June 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,104,368,000	430,240,000	(40,401,000)	389,839,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
6	Multi-Manager Growth Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	434,293,750	—	—	—	434,293,750
Consumer Staples	211,547,621	—	—	—	211,547,621
Energy	38,315,574	—	—	—	38,315,574
Financials	132,933,966	—	—	—	132,933,966
Health Care	509,957,964	—	—	—	509,957,964
Industrials	160,744,351	—	—	—	160,744,351
Information Technology	942,487,603	—	—	—	942,487,603
Materials	23,204,222	—	—	—	23,204,222
Real Estate	16,506,564	—	—	—	16,506,564
Telecommunication Services	237,003	—	—	—	237,003
Total Common Stocks	2,470,228,618	—	—	—	2,470,228,618
Money Market Funds	—	—	—	23,978,439	23,978,439
Total Investments	2,470,228,618	—	—	23,978,439	2,494,207,057
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Multi-Manager Growth Strategies Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia Pacific/Asia Fund, June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 6.0%
Commonwealth Bank of Australia	58,473	3,719,835
CSL Ltd.	27,117	2,877,921
Macquarie Group Ltd.	50,650	3,444,395
Westpac Banking Corp.	116,910	2,737,324
Total		12,779,475
China 19.3%
Alibaba Group Holding Ltd., ADR(a)	49,320	6,949,188
China Construction Bank Corp., Class H	4,992,000	3,882,011
China Mobile Ltd.	331,500	3,514,498
CSPC Pharmaceutical Group Ltd.	1,528,000	2,231,812
Guangdong Investment Ltd.	1,760,000	2,425,565
Kweichow Moutai Co., Ltd., Class A	30,572	2,128,827
NetEase, Inc., ADR	8,535	2,565,877
New Oriental Education & Technology Group, Inc., ADR(a)	34,377	2,423,235
Nexteer Automotive Group Ltd.	1,467,000	2,298,139
Ping An Insurance Group Co. of China Ltd., Class H	676,500	4,456,375
Tencent Holdings Ltd.	218,200	7,827,916
Wuxi Biologics Cayman, Inc.(a)	81,500	306,377
Total		41,009,820
Hong Kong 4.1%
AIA Group Ltd.	332,600	2,433,422
BOC Hong Kong Holdings Ltd.	681,500	3,261,464
Link REIT (The)	403,500	3,069,440
Total		8,764,326
India 7.4%
Asian Paints Ltd.	71,561	1,219,639
Ceat Ltd.(a)	54,418	1,510,003
Eicher Motors Ltd.(a)	9,673	4,043,282
HDFC Bank Ltd., ADR(a)	36,049	3,135,182
Indraprastha Gas Ltd.	83,144	1,358,625
InterGlobe Aviation Ltd.	137,027	2,471,818
UPL Ltd.	160,247	2,082,974
Total		15,821,523
Indonesia 2.6%
PT Bank Rakyat Indonesia Persero Tbk	3,575,800	4,080,110
PT Telekomunikasi Indonesia Persero Tbk, ADR	43,592	1,467,742
Total		5,547,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 39.8%
Ai Holdings Corp.	45,600	1,228,149
Amano Corp.	80,400	1,678,070
Benefit One, Inc.	41,100	1,644,132
Dai-ichi Life Holdings, Inc.	138,200	2,508,525
Daikin Industries Ltd.	25,100	2,575,061
Disco Corp.	18,200	2,919,124
Elecom Co., Ltd.	97,500	1,977,159
Fujitec Co., Ltd.	116,100	1,522,606
Fuso Chemical Co., Ltd.	33,402	1,086,971
Hanwa Co., Ltd.	217,000	1,556,051
Hoya Corp.	82,900	4,315,888
ITOCHU Corp.	142,900	2,127,628
ITOCHU Techno-Solutions Corp.	33,400	1,171,250
JCU Corp.	33,100	1,178,303
Keyence Corp.	10,700	4,710,438
Koito Manufacturing Co., Ltd.	50,500	2,611,382
Komatsu Ltd.	64,900	1,665,817
MISUMI Group, Inc.	65,100	1,492,069
Mitsubishi Corp.	32,900	691,592
Mitsubishi UFJ Financial Group, Inc.	584,600	3,943,155
Mitsui Chemicals, Inc.	311,000	1,656,191
Nidec Corp.	35,600	3,657,544
Nihon M&A Center, Inc.	26,900	984,659
Nippon Telegraph & Telephone Corp.	67,000	3,162,675
Nitto Denko Corp.	25,700	2,122,340
Nittoku Engineering Co., Ltd.	80,801	2,245,141
Open House Co., Ltd.	64,900	2,002,669
ORIX Corp.	242,690	3,776,222
Persol Holdings Co., Ltd.	57,900	1,087,836
Pigeon Corp.	41,400	1,505,110
Relo Group, Inc.	35,000	681,416
Rohm Co., Ltd.	22,100	1,703,942
Seria Co., Ltd.	44,900	2,169,212
SoftBank Group Corp.	66,200	5,381,408
Sony Corp.	63,300	2,414,499
Subaru Corp.	77,300	2,621,093
Takuma Co., Ltd.	194,800	1,961,053
Tanseisha Co., Ltd.	189,050	2,015,244

Columbia Pacific/Asia Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tsuruha Holdings, Inc.	8,800	935,121
Total		84,686,745
Philippines 0.9%
GT Capital Holdings, Inc.	59,345	1,421,252
Security Bank Corp.	132,090	568,004
Total		1,989,256
Singapore 2.7%
DBS Group Holdings Ltd.	280,500	4,221,743
Mapletree Commercial Trust	1,325,270	1,535,359
Total		5,757,102
South Korea 5.8%
Lotte Chemical Corp.	5,466	1,645,138
Samsung Biologics Co., Ltd.(a),(b)	3,227	823,174
Samsung Electronics Co., Ltd.	4,773	9,941,309
Total		12,409,621
Taiwan 6.3%
Elite Material Co., Ltd.	385,000	1,865,783
Largan Precision Co., Ltd.	19,000	3,025,077
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	240,143	8,395,399
Total		13,286,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.6%
Kasikornbank PCL, Foreign Registered Shares	228,900	1,343,278
United Kingdom 1.9%
Rio Tinto PLC, ADR	93,813	3,969,228
Total Common Stocks (Cost $145,196,874)		207,364,485

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(c),(d)	4,323,914	4,323,914
Total Money Market Funds (Cost $4,323,481)		4,323,914
Total Investments (Cost $149,520,355)		211,688,399
Other Assets & Liabilities, Net		1,148,591
Net Assets		$212,836,990

Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	7/13/2017	38,155,000 CNY	5,520,645 USD	—	(104,699)
Morgan Stanley	7/13/2017	5,683,546,000 IDR	426,098 USD	48	—
Morgan Stanley	7/13/2017	161,561,000 INR	2,499,377 USD	2,118	—
Morgan Stanley	7/13/2017	56,684,000 INR	870,561 USD	—	(5,606)
Morgan Stanley	7/13/2017	238,292,000 JPY	2,124,096 USD	4,695	—
Morgan Stanley	7/13/2017	8,856,310 USD	11,939,000 AUD	318,922	—
Morgan Stanley	7/13/2017	4,419,246 USD	4,945,927,000 KRW	—	(97,005)
Total				325,783	(207,310)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $823,174, which represents 0.39% of net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
2	Columbia Pacific/Asia Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	3,261,120	21,068,649	(20,005,855)	4,323,914	(411)	5,099	4,323,914
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CNY	China Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At June 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
149,520,000	62,794,000	(626,000)	62,168,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Pacific/Asia Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	12,779,475	—	—	12,779,475
China	11,938,300	29,071,520	—	—	41,009,820
Hong Kong	—	8,764,326	—	—	8,764,326
India	3,135,182	12,686,341	—	—	15,821,523
Indonesia	1,467,742	4,080,110	—	—	5,547,852
Japan	—	84,686,745	—	—	84,686,745
Philippines	—	1,989,256	—	—	1,989,256
Singapore	—	5,757,102	—	—	5,757,102
South Korea	—	12,409,621	—	—	12,409,621
Taiwan	8,395,399	4,890,860	—	—	13,286,259
Thailand	—	1,343,278	—	—	1,343,278
United Kingdom	3,969,228	—	—	—	3,969,228
Total Common Stocks	28,905,851	178,458,634	—	—	207,364,485
Money Market Funds	—	—	—	4,323,914	4,323,914
Total Investments	28,905,851	178,458,634	—	4,323,914	211,688,399
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	325,783	—	—	325,783
Liability
Forward Foreign Currency Exchange Contracts	—	(207,310)	—	—	(207,310)
Total	28,905,851	178,577,107	—	4,323,914	211,806,872
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
4	Columbia Pacific/Asia Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Pacific/Asia Fund | Quarterly Report 2017	5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date August 18, 2017

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date August 18, 2017